LEASES (Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Ifrs Statement [Line Items]
2024	$ 921
2025	211
2026	103
2027	41
2028	21
Total lease payments	1,297
Less: imputed interest	(159)
Present value of lease liabilities	1,138
Leasehold [Member]
Ifrs Statement [Line Items]
2024	727
2025	110
2026	70
2027	41
2028	21
Total lease payments	969
Less: imputed interest	(101)
Present value of lease liabilities	868
Motor vehicles [Member]
Ifrs Statement [Line Items]
2024	194
2025	101
2026	33
2027	0
2028	0
Total lease payments	328
Less: imputed interest	(58)
Present value of lease liabilities	$ 270